United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—49.2%
		Consumer Discretionary—8.5%
800	[1]	Amazon.com, Inc.	$410,312
8,791		Bayerische Motoren Werke AG	811,839
12,800		Bridgestone Corp.	428,047
42,324		Burberry Group PLC	910,690
1,900		Carnival Corp.	93,537
9,900		Carter's, Inc.	973,269
3,328		Cie Financiere Richemont SA	247,757
37,400		Comcast Corp., Class A	2,106,742
5,467		Continental Ag	1,162,548
31,405		D. R. Horton, Inc.	953,770
25,100		Daihatsu Motor Co. Ltd.	305,821
3,686		Daimler AG	296,456
15,200		Darden Restaurants, Inc.	1,033,752
4,369		Delphi Automotive PLC	329,947
19,077		Dollarama, Inc.	1,089,286
58,423		Gannett Co., Inc.	765,926
30,149		General Motors Co.	887,587
1,971		Hilton Worldwide Holdings, Inc.	48,940
6,652		Home Depot, Inc.	774,692
4,200		Husqvarna AB, Class B	27,182
283,943		ITV PLC	1,079,950
2,900		Johnson Controls, Inc.	119,306
190,590		Kingfisher PLC	1,033,166
19,300		Lennar Corp., Class B	824,496
38,000		Li & Fung Ltd.	24,956
20,829	[1]	Liberty Media Corp., Class C	754,426
3,500		Lowe's Cos., Inc.	242,095
3,294		Luxottica Group S.p.A	222,122
4,200		Macy's, Inc.	246,162
23,231		Magna International, Inc.	1,146,364
3,000		McDonald's Corp.	285,060
30,169	[1]	Michael Kors Holdings Ltd.	1,311,145
11,149		Michelin, Class B	1,076,852
500	[1]	NVR, Inc.	759,975
18,400		Nike, Inc., Class B	2,056,200
123,500		Nissan Motor Co. Ltd.	1,111,910
648		Pandora A/S	74,637
30,987		Persimmon PLC	989,314
3,036		Pirelli & Co. Ord	50,823
9,400		Polaris Industries, Inc.	1,220,778
2,163		ProSiebenSat.1 Media SE	105,372
15,929		Realestate.com.au Ltd.	467,799
3,359		Relx PLC	53,727
1,600		Royal Caribbean Cruises, Ltd.	141,056
52,000		SJM Holdings Ltd.	46,837

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
800		Sands China Ltd.	$2,757
4,000		Sekisui Chemical Co.	44,002
2,855	[1]	ServiceMaster Global Holdings, Inc.	100,439
252,663	[1]	Sirius XM Holdings, Inc.	963,909
2,797		Six Flags Entertainment Corp.	125,781
7,289		Starbucks Corp.	398,781
900		Starwood Hotels & Resorts	64,323
32,100		Sumitomo Rubber Industries, Ltd.	453,772
7,992		TJX Cos., Inc.	561,997
13,921	[1]	Tegna, Inc.	331,181
20,000		Time Warner, Inc.	1,422,000
17,000		Toyota Motor Corp.	1,005,137
20,749		Twenty-First Century Fox, Inc.	568,315
1,500		V.F. Corp.	108,645
30,130	[1]	Vivendi SA	742,223
545		Volkswagen AG	101,925
58,846		WPP PLC	1,216,142
15,300		Walt Disney Co.	1,558,764
1,400		Whirlpool Corp.	235,340
3,300		Wynn Macau Ltd.	5,090
		TOTAL	39,113,151
		Consumer Staples—2.7%
2,900		Alimentation Couche-Tard, Inc., Class B	122,891
5,700		Archer-Daniels-Midland Co.	256,443
22,674		CVS Health Corp.	2,321,818
17,260		Coca-Cola Enterprises, Inc.	888,718
6,300		Colgate-Palmolive Co.	395,703
5,877		ConAgra Foods, Inc.	244,953
18,000		Flowers Foods, Inc.	417,780
5,600	[1]	Herbalife Ltd.	322,392
40,400		Japan Tobacco, Inc.	1,437,395
5,895		Kimberly-Clark Corp.	627,994
5,000		Kellogg Co.	331,400
59,899		Koninklijke Ahold NV	1,180,859
10,355		Metro, Inc.	273,436
5,000		Molson Coors Brewing Co., Class B	340,450
10,175		Nestle SA	747,567
5,133		Philip Morris International, Inc.	409,613
8,200		Procter & Gamble Co.	579,494
19,800		Swedish Match AB	583,921
8,611		Walgreens Boots Alliance, Inc.	745,282
		TOTAL	12,228,109
		Energy—1.5%
268,708		BP PLC	1,473,534
10,815		California Resources Corp.	41,962
1,764		Caltex Australia	39,984
1,600		Canadian Natural Resources Ltd.	36,060
760		Delek Group Ltd.	178,995
2,900		Devon Energy Corp.	123,714

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
1,940		Exxon Mobil Corp.	$145,966
9,063		Frank's International N.V.	147,817
5,052		Halliburton Co.	198,796
98,900		Inpex Corp.	1,010,233
39,176		Kinder Morgan, Inc.	1,269,694
10,190		Marathon Petroleum Corp.	482,089
538		OMV AG	13,798
1,828		Repsol YPF SA	26,027
10,093		Royal Dutch Shell PLC, Class B	263,353
20,402		Suncor Energy, Inc.	577,819
400		Tesoro Petroleum Corp.	36,804
5,553		Total SA	252,635
7,406		Valero Energy Corp.	439,472
		TOTAL	6,758,752
		Financials—11.6%
6,150		AGEAS	250,829
44,904		AXA SA	1,131,130
8,156		Allianz SE	1,301,964
8,100		Allstate Corp.	472,068
27,000		Ascendas Real Estate Investment Trust	42,678
1,862		BNP Paribas SA	116,725
301,500		BOC Hong Kong (Holdings) Ltd.	1,014,813
231		Banco Bilbao Vizcaya Argentaria SA	2,139
180,782		Banco Santander, SA	1,099,912
805		Bank Hapoalim Ltd.	4,081
80,697	[1]	Bank Leumi Le-Israel	293,933
115,600		Bank of America Corp.	1,888,904
3,200		Bank of Montreal	172,697
5,569		Bank of Nova Scotia	254,914
87,000		Bank Of Yokohama Ltd.	530,432
132,745		Barclays PLC	530,468
24,093	[1]	Berkshire Hathaway, Inc., - Class B	3,229,426
900		Blackrock, Inc.	272,223
6,021		Brookfield Asset Management, Inc., - Class A	189,518
9,246		CNP Assurances	142,380
14,000		Canadian Imperial Bank of Commerce	1,028,930
4,500		Capital One Financial Corp.	349,875
5,800		Chugoku Bank Ltd.	85,662
3,600		Citigroup, Inc.	192,528
51,031	[1]	Commerzbank AG	572,336
53	[1]	Commonwealth Bank of Australia - RTS	135
1,226		Commonwealth Bank of Australia, Sydney	65,440
281,376		Corp Mapfre Sa	829,200
700	[1]	Credit Acceptance Corp.	142,667
5,603		Credit Agricole SA	75,890
9,700		Danske Bank	299,474
2,505		Deutsche Wohnen AG	65,731
13,130	[1]	Direct Line Insurance Group PLC	70,615
7,100		Discover Financial Services	381,483

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
14,756		DnB ASA	$210,584
15,800	[1]	E*Trade Financial Corp.	415,382
142,000		Fukuoka Financial Group, Inc.	702,807
3,032		General Property Trust Group	9,683
26,314		Gjensidige Forsikring ASA	389,782
2,000		Goldman Sachs Group, Inc.	377,200
1,600		Great-West Lifeco, Inc.	40,900
2,856		Groupe Bruxelles Lambert SA	221,792
249,979		HSBC Holdings PLC	1,970,915
31,800		Hang Seng Bank Ltd.	564,509
10,483		Hannover Rueck SE	1,064,756
7,100		Hartford Financial Services Group, Inc.	326,245
667		Intact Financial Corp.	46,162
21,684		Intesa Sanpaolo SpA	79,082
8,229		Invesco Ltd.	280,691
36,531		Investec PLC	297,433
31,000		Investor AB, Class B	1,110,329
41,040		J.P. Morgan Chase & Co.	2,630,664
4,487	[1]	Julius Baer Group Ltd.	218,004
12,339		KBC Groupe	814,642
1,300		Kinnevik Investment AB	36,568
3,788		Lazard Ltd., Class A	188,377
307,352		Legal & General Group PLC	1,180,794
76,571		Lend Lease Corp. Ltd.	755,635
5,400		Lincoln National Corp.	274,266
50,000		Link REIT	265,402
17,300		MSCI, Inc., Class A	1,046,996
5,904		Macquarie Group Ltd.	318,587
26,900		Manulife Financial Corp.	437,156
4,000		Mitsubishi Estate Co. Ltd.	85,711
48,000		Morgan Stanley	1,653,600
1,258		NN Group NV	38,369
1,700		National Bank of Canada, Montreal	55,952
9,006		Natixis	57,135
62,984		Navient Corp.	805,565
6,600		Nordea Bank AB	77,749
267,687		Old Mutual PLC	814,002
2,000		Oversea-Chinese Banking Corp. Ltd.	12,567
4,300		PNC Financial Services Group	391,816
3,398		Partners Group Holding AG	1,094,486
106,626		Platinum Asset Management Ltd.	513,162
13,321		Prudential Corp. PLC	287,016
4,605		RSA Insurance Group PLC	36,004
402		Raiffeisen Bank International AG	5,438
600		Regions Financial Corp.	5,754
23,800		Royal Bank of Canada, Montreal	1,326,765
22,000		SEI Investments Co.	1,112,760
113,700	[1]	SLM Holding Corp.	964,176
12,719		Sampo Oyj, Class A	612,667

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
21,937		Santander Consumer USA Holdings, Inc.	$492,705
23,124		Schroders PLC	997,803
15,386		Scor Regroupe	540,399
4,493		Societe Generale, Paris	217,657
23,400		Sumitomo Mitsui Financial Group, Inc.	954,302
9,000		Sumitomo Mitsui Trust Holdings, Inc.	37,067
500		Sun Life Financial Services of Canada	15,894
7,096	[1]	Synchrony Financial	233,813
22,800		The Bank of New York Mellon Corp.	907,440
137,430		Three I Group	1,027,739
3,900		Tokio Marine Holdings, Inc.	156,632
20,300		Toronto-Dominion Bank	809,778
25,957		Voya Financial, Inc.	1,118,228
47,100		Wells Fargo & Co.	2,511,843
		TOTAL	53,348,537
		Health Care—6.4%
13,740		Amgen, Inc.	2,085,457
4,857		AbbVie, Inc.	303,125
8,270	[1]	Actelion Ltd.	1,126,943
26,861		Agilent Technologies, Inc.	975,323
25,100		Alfresa Holdings Corp.	456,944
1,825	[1]	Alkermes PLC	108,697
1,765	[1]	Allergan PLC	536,101
3,150		Anthem, Inc.	444,308
5,600	[1]	Bio Rad Laboratories, Inc., Class A	780,248
5,200		Bristol-Myers Squibb Co.	309,244
34,800	[1]	Bruker Corp.	639,624
18,199		CSL Ltd.	1,184,858
2,570	[1]	Celgene Corp.	303,466
16,067		Cochlear Ltd.	974,124
600		Coloplast, Class B	40,768
13,261		Fresenius SE & Co. KGAA	937,788
6,500		Gilead Sciences, Inc.	682,955
1,800		Hoya Corp.	70,213
32,800		Johnson & Johnson	3,082,544
20,400		Lilly (Eli) & Co.	1,679,940
7,200		Medtronic PLC	520,488
42,300		Merck & Co., Inc.	2,277,855
17,255		Novo Nordisk A/S, Class B	953,953
7,670		Novartis AG - REG	749,698
1,711		Orion Oyj	67,668
18,600		Otsuka Holdings Co., Ltd.	632,245
91,022		Pfizer, Inc.	2,932,729
24,830	[1]	Qiagen NV	651,043
8,926		Ramsay Health Care Ltd.	396,415
500	[1]	Regeneron Pharmaceuticals, Inc.	256,750
9,394		Roche Holding AG-GENUSSCHEIN	2,548,381
4,927		Sanofi	484,498
		TOTAL	29,194,393

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—6.2%
1,585		Abertis Infraestructuras SA	$26,209
2,517		Adecco SA	197,285
5,100	[1]	AerCap Holdings NV	214,404
15,756		Alaska Air Group, Inc.	1,179,494
1,089		Andritz AG	52,082
33,221		Ashtead Group PLC	479,099
167,263		BAE Systems PLC	1,151,084
2,478		Boeing Co.	323,825
18,762		Bouygues SA	710,000
40,242		Bunzl PLC	1,065,146
55,600		CSX Corp.	1,522,328
12,256		Canadian National Railway, Co.	682,017
3,300		Central Japan Railway Co.	538,891
5,464		Cobham PLC	23,447
6,150		DSV, De Sammensluttede Vognmad AS	219,258
48,000		Dai Nippon Printing Co. Ltd.	492,593
3,700		Danaher Corp.	321,974
10,900		Delta Air Lines, Inc.	477,202
33,599		Deutsche Post AG	925,884
44,864		Edenred	949,515
5,100		Expeditors International Washington, Inc.	249,747
6,900		Fanuc Ltd.	1,117,501
24,000		Fuji Electric Co.	95,116
3,339		Geberit International AG	1,059,402
2,500		General Dynamics Corp.	355,075
8,800		General Electric Co.	218,416
7,584		Grupo Ferrovial, S.A.	181,176
582,000		Hutchison Port Holdings TR-U	305,210
6,100		Ingersoll-Rand PLC	337,269
1,356	[1]	International Consolidated Airlines Group SA	11,246
48,700	[1]	Jet Blue Airways Corp.	1,086,984
174		Kone Corp. OYJ, Class B	6,873
17,000		Mitsubishi Electric Corp.	168,968
46,000		NWS Holdings Ltd.	58,144
66,000		Odakyu Electric Railway	601,124
16,390		Randstad Holdings N.V.	1,033,430
26,300		Recruit Holdings Co. Ltd.	806,996
1,152		Schindler Holding AG	176,466
2,800		Securitas AB, Class B	35,595
9,100		Seibu Holdings, Inc.	198,895
11,900		Singapore Technologies Engineering Ltd.	25,895
44,100		Southwest Airlines Co.	1,618,470
2,900		Stanley Black & Decker, Inc.	294,408
85,000		Sumitomo Heavy Industries	368,232
70,199		TNT Express NV	593,546
22,000		Toto Ltd.	322,965
24,816		Union Pacific Corp.	2,127,724
27,284	[1]	United Continental Holdings, Inc.	1,554,370
4,600		United Parcel Service, Inc.	449,190

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
925		Vallourec (Usines)	$11,806
1,200	[1]	Vestas Wind Systems A/S	63,859
500		Waste Management, Inc.	25,030
16,202		West Japan Railway Co.	1,093,710
1,900		Yamato Holdings Co. Ltd.	37,055
4,200		Yangzijiang Shipbuilding Holdings Ltd.	3,267
		TOTAL	28,244,897
		Information Technology—5.8%
1,600	[1]	Alliance Data Systems Corp.	411,504
62,637		Apple, Inc.	7,062,948
6,200		Applied Materials, Inc.	99,727
7,049		CDW Corp.	280,198
73,600		Cisco Systems, Inc.	1,904,768
16,500		Corning, Inc.	283,965
18,700	[1]	Cypress Semiconductor Corp.	187,000
10,600		EMC Corp. Mass	263,622
4,000	[1]	eBay, Inc.	108,440
14,783		Ericsson LM - B	143,999
4,071	[1]	Facebook, Inc.	364,070
28,400	[1]	Freescale Semiconductor Ltd.	1,014,732
867	[1]	Google, Inc., Class A	561,660
207,800	[1]	GungHo Online Entertainment, Inc.	623,849
59,400		Hewlett-Packard Co.	1,666,764
36,300		Ibiden Co. Ltd.	511,420
4,700		Ingram Micro, Inc., Class A	127,182
87,300		Intel Corp.	2,491,542
73,800		Japan Display, Inc.	232,031
37,111	[1]	Keysight Technologies, Inc.	1,189,036
1,500		Lam Research Corp.	109,155
6,000	[1]	Micron Technology, Inc.	98,460
10,600	[1]	NCR Corp.	265,954
11,900		NVIDIA Corp.	267,512
4,500		Nexon Co., Ltd.	62,408
1,544		Nice Systems Ltd.	95,548
14,892	[1]	Nielsen Holdings PLC	673,565
118,000		Nippon Electric Glass Co. Ltd.	520,258
21,921		Nokioa Oyj	136,313
106,900	[1]	ON Semiconductor Corp.	1,021,429
11,700		Omron Corp.	438,652
4,000	[1]	PayPal Holdings, Inc.	140,000
3,200		Qualcomm, Inc.	181,056
1,600	[1]	Red Hat, Inc.	115,536
1,605		STMicroelectronics N.V.	11,616
1,700	[1]	Salesforce.com, Inc.	117,912
9,200		Skyworks Solutions, Inc.	803,620
3,666		TE Connectivity Ltd.	217,357
49,500	[1]	Trimble Navigation Ltd.	935,550
2,700	[1]	VMware, Inc., Class A	213,705
6,213	[1]	Vantiv, Inc.	273,621

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
2,800		Western Digital Corp.	$229,488
		TOTAL	26,457,172
		Materials—1.8%
36,000		Asahi Kasei Corp.	286,671
2,824		Ashland, Inc.	296,435
1,595		Boliden AB	26,202
2,404		EMS-Chemie Holdings Ag	1,080,591
3,100		Eagle Materials, Inc.	253,673
328,215		Fortescue Metals Group Ltd.	441,407
21		Givaudan SA	36,116
2,100		Hitachi Chemical Co.	32,149
89,500		Kuraray Co. Ltd.	1,055,531
5,200		LyondellBasell Industries NV - Class - A	443,976
1,600		Martin Marietta Materials	268,480
1,400		Newmarket Corp.	536,536
11,300		Nitto Denko Corp.	757,771
12,000		Potash Corp. of Saskatchewan, Inc.	312,496
8,100		Sealed Air Corp.	416,745
3,900		Sherwin-Williams Co.	997,659
3,900		Sigma-Aldrich Corp.	543,699
78		Sika AG	257,453
10,000		Sumitomo Metal Mining Co., Ltd.	127,879
2,109		Voest-alpine Stahl	76,809
94		Yara International ASA	4,182
		TOTAL	8,252,460
		Telecommunication Services—2.4%
1,883		AT&T, Inc.	62,516
210,229		BT Group PLC	1,400,558
455		CenturyLink, Inc.	12,303
83,065		Deutsche Telekom AG	1,421,055
517,095		HKT Trust and HKT Ltd.	598,318
22,200		KDDI Corp.	550,912
33,900		Nippon Telegraph and Telephone Corp.	1,294,791
10,678		Orange SA	168,421
335,400		StarHub Ltd.	869,005
30,995	[1]	T-Mobile USA, Inc.	1,227,712
73,690		Tele2 AB, Class B	732,004
11,000		TeliaSonera AB	61,865
254,573		Telstra Corp. Ltd.	1,041,534
37,400		Verizon Communications	1,720,774
		TOTAL	11,161,768
		Utilities—2.3%
83,300		AES Corp.	999,600
6,394		CMS Energy Corp.	209,595
48,000	[1]	Calpine Corp.	765,120
1,389		E.On AG	15,745
31,392		Electricite De France	678,461
35,861		Enagas SA	981,419
221,868		Enel S.p.A	994,585

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
54,840	[1]	Engie	$981,435
28,200		FirstEnergy Corp.	901,272
29,627		Iberdrola SA	201,015
13,500		Power Assets Holdings Ltd.	115,746
15,200		Public Service Enterprises Group, Inc.	611,800
1,964		Red Electrica de Espana	156,818
36,067		SSE PLC	807,525
1,500		Sempra Energy	142,275
78,564		Snam Rete Gas S.p.A	383,112
59,629		Suez Environnement SA	1,070,875
161,076		Terna S.p.A	748,125
		TOTAL	10,764,523
		TOTAL COMMON STOCKS (IDENTIFIED COST $219,331,004)	225,523,762
		ASSET-BACKED SECURITIES—0.1%
$150,000		American Express Credit Account Master Trust 2014-1, A, 0.567%, 12/15/2021	149,937
300,000		AmeriCredit Automobile Receivables Trust 2015-1, A3, 1.26%, 11/08/2019	299,877
150,000		Navient Student Loan Trust 2014-1, A2, 0.500%, 03/27/2023	148,183
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $599,983)	597,997
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
450,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	449,100
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	53,285
400,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	407,113
100,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	100,956
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,048,958)	1,010,454
		CORPORATE BONDS—4.9%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	299,029
50,000		RPM International, Inc., 6.500%, 02/15/2018	54,975
285,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/01/2045	275,785
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,781
250,000		Valspar Corp., Sr. Unsecd. Note, 3.3%, 2/01/2025	243,227
		TOTAL	889,797
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	96,975
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	98,565
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	289,611
		TOTAL	485,151
		Basic Industry - Paper—0.0%
150,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.0%
90,000	[4,5]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	72,225
		Capital Goods - Building Materials—0.1%
185,000		Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	185,442
300,000		Valmont Industries, Inc., 5.25%, 10/01/2054	264,657
		TOTAL	450,099
		Capital Goods - Diversified Manufacturing—0.1%
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	95,883

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$200,000	[4,5]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	$198,863
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	112,882
		TOTAL	407,628
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	122,443
		Communications - Cable & Satellite—0.1%
200,000	[4,5]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	198,936
300,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	280,492
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	23,379
		TOTAL	502,807
		Communications - Media & Entertainment—0.1%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	100,914
310,000	[4,5]	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	298,466
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	185,708
		TOTAL	585,088
		Communications - Telecom Wirelines—0.0%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	15,788
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	204,511
		TOTAL	220,299
		Consumer Cyclical - Automotive—0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	66,615
200,000		Magna International, Inc., 3.625%, 6/15/2024	195,293
50,000	[4,5]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	51,022
		TOTAL	312,930
		Consumer Cyclical - Retailers—0.2%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	103,613
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.25%, 4/15/2025	290,201
133,586	[4,5]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	145,165
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	287,427
50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	50,486
		TOTAL	876,892
		Consumer Non-Cyclical - Food/Beverage—0.3%
500,000	[4,5]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	508,281
625,000		Heineken NV, Series EMTN, 2.875%, 08/04/2025	767,460
150,000		PepsiCo, Inc., 2.75%, 4/30/2025	142,637
		TOTAL	1,418,378
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	23,363
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
300,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	296,785
450,000		Eli Lilly & Co., 3.700%, 3/01/2045	413,656
		TOTAL	710,441
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	29,747
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	61,047
400,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	433,793
		TOTAL	524,587
		Energy - Independent—0.1%
100,000		Apache Corp., 4.25%, 1/15/2044	84,700

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Independent—continued
$100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	$100,500
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	149,925
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	27,983
		TOTAL	363,108
		Energy - Integrated—0.1%
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	144,352
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	95,828
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	205,805
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	44,278
		TOTAL	490,263
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.05%, 3/15/2025	295,405
350,000		Energy Transfer Partners, Sr. Unsecd. Note, 5.15%, 3/15/2045	295,057
100,000		Kinder Morgan, Inc., 5.05%, 2/15/2046	79,758
100,000		Williams Partners LP, 4.900%, 1/15/2045	78,934
300,000		Williams Partners LP, 5.100%, 9/15/2045	245,531
		TOTAL	994,685
		Energy - Oil Field Services—0.0%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	99,764
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	76,777
		TOTAL	176,541
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	220,537
25,000		Valero Energy Corp., 9.375%, 03/15/2019	30,491
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	110,266
		TOTAL	361,294
		Financial Institution - Banking—0.8%
340,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	344,339
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/01/2044	104,151
355,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	343,938
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	293,802
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	242,158
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.950%, 11/07/2043	103,654
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	233,967
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	330,380
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	390,918
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,688
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	59,436
100,000		JPMorgan Chase & Co., 6.750%, 1/29/2049	105,625
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	48,063
300,000		Morgan Stanley, Sr. Unsecd. Note, 1.435%, 1/27/2020	302,592
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	123,728
60,000,000		Rabobank Nederland NV, Utrecht, 1.85%, Series EMTN, 4/12/2017	508,450
165,325	[3,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	86,961
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	46,046
		TOTAL	3,673,896
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	113,075

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$70,000	[4,5]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	$70,814
		TOTAL	183,889
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital, Note, Series MTNA, 6.75%, 3/15/2032	39,368
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	53,458
		Financial Institution - Insurance - Life—0.5%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	120,981
100,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	119,518
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	363,446
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	15,855
330,000		MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/01/2045	304,926
100,000	[4,5]	Principal Life Global Funding II, Series 144A, 2.200%, 4/08/2020	99,603
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	195,471
750,000	[4]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	996,176
		TOTAL	2,215,976
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	73,608
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	51,746
300,000	[4,5]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 3/15/2035	345,008
30,000	[4,5]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	44,820
		TOTAL	515,182
		Financial Institution - REIT - Apartment—0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	295,311
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	105,460
		Financial Institution - REIT - Office—0.1%
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 7/30/2029	302,164
		Financial Institution - REIT - Other—0.1%
40,000		Liberty Property LP, 6.625%, 10/01/2017	43,810
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	100,131
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	161,684
		TOTAL	305,625
		Financial Institution - REIT - Retail—0.0%
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	43,190
		Financial Institution - REITs—0.0%
200,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	194,587
		Foreign-Local-Government—0.1%
255,000	[4,5]	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 6/21/2019	193,228
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	64,598
		TOTAL	257,826
		Municipal Services—0.1%
140,000	[4,5]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	154,441
100,000	[4,5]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	108,673
		TOTAL	263,114
		Sovereign—0.1%
30,000,000		KfW, 2.050%, 02/16/2026	292,951
		Technology—0.3%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/01/2025	288,422

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$250,000		Apple, Inc., Sr. Unsecd. Note, 3.45%, 2/09/2045	$211,322
50,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	50,119
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	93,407
300,000	[4,5]	Keysight Technologies, I, Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	289,332
380,000	[4,5]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	365,613
		TOTAL	1,298,215
		Transportation - Railroads—0.1%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.15%, 4/01/2045	127,206
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	59,311
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	117,221
		TOTAL	303,738
		Transportation - Services—0.1%
75,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	81,992
62,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	62,500
100,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	99,032
335,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	324,939
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,508
		TOTAL	668,971
		Utility - Electric—0.2%
19,199	[4,5]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	19,922
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 1/27/2020	294,130
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	198,161
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	389,481
75,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	76,615
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	46,301
		TOTAL	1,024,610
		Utility - Natural Gas—0.1%
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	296,388
		TOTAL CORPORATE BONDS (IDENTIFIED COST $23,113,154)	22,321,938
		MORTGAGE-BACKED SECURITIES—0.1%
2,952		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	3,419
2,142		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	2,549
4,797		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	5,530
3,003		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	3,461
1,318		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,522
3,890		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,472
7,780		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	8,158
1,085		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	1,145
4,527		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	5,270
3,385		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	3,895
11,756		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	13,384
7,024		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	7,305
8,092		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	8,415
7,774		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	8,900
13,852		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	15,482
11,225		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	11,766
1,260		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,508
576		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	676
4,933		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	5,777

Shares or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$2,349		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	$2,527
493		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	557
12,113		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	13,835
5,028		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	5,742
5,095		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	5,714
10,420		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	11,528
10,872		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	12,734
5,666		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	6,677
13,391		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	15,561
21,076		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	24,437
593		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	668
2,384		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,843
2,652		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	3,035
391		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	466
216		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	251
5,699		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	6,678
4,652		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	5,386
696		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	801
6,420		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	7,521
5,030		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	5,814
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,481)	245,409
		FOREIGN GOVERNMENTS/AGENCIES—6.8%
		Sovereign—6.8%
746,000		Belgium, Government of, Series 68, 2.250%, 06/22/2023	930,464
1,235,000		Bonos Y Oblig Del Estado, 2.750%, 04/30/2019	1,490,252
1,360,000	[4,5]	Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,620,119
400,000	[4,5]	Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	511,723
650,000		Buoni Poliennali Del Tes, 2.150%, 12/15/2021	763,230
200,000		Buoni Poliennali Del Tes, 2.500%, 5/01/2019	239,716
1,000,000		Buoni Poliennali Del Tes, 3.750%, 05/01/2021	1,278,028
220,000		Buoni Poliennali Del Tes, 4.250%, 03/01/2020	283,814
2,200,000		Buoni Poliennali Del Tes, 4.500%, 05/01/2023	2,968,040
58,000	[4,5]	Buoni Poliennali Del Tes, Unsecd. Note, 3.250%, 9/01/2046	69,198
200,000		Canada, Government of, Bond, 3.250%, 06/01/2021	172,344
400,000		Canada, Government of, Bond, 4.000%, 06/01/2016	312,274
536,000		France, Government of, 0.500%, 05/25/2025	566,318
1,500,000		France, Government of, 3.250%, 10/25/2021	1,963,146
400,000		France, Government of, Bond, 4.500%, 04/25/2041	677,586
2,000,000		Germany, Government of, 1.750%, 2/15/2024	2,462,874
157,000,000		Japan, Government of, Series 105, 0.200%, 06/20/2017	1,299,486
170,000,000		Japan, Government of, Series 65, 1.900%, 12/20/2023	1,590,878
120,000,000		Japan, Government of, Series 87, 2.200%, 03/20/2026	1,169,494
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	2,417,843
320,000,000		Japan-313(10 Year Issue), Series 313, 1.300%, 3/20/2021	2,814,422
850,000	[4,5]	Netherlands, Government of, 1.750%, 07/15/2023	1,032,487
240,000	[4,5]	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	247,825
3,950,000		Sweden, Government of, Series 1058, 2.500%, 5/12/2025	545,474
1,410,000		United Kingdom, Government of, 1.750%, 09/07/2022	2,177,499
180,000		United Kingdom, Government of, 3.250%, 01/22/2044	313,794
670,000		United Kingdom, Government, 2.750%, 9/07/2024	1,104,453

Shares or Principal Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	$36,525
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $32,708,180)	31,059,306
		MUNICIPAL BOND—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	104,057
		U.S. TREASURIES—0.2%
101,329		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	91,018
86,923		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	87,065
148,217	[6]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	150,512
4,000		United States Treasury Bond, 2.500%, 2/15/2045	3,622
75,000		United States Treasury Bond, 2.875%, 8/15/2045	73,816
420,000		United States Treasury Note, 1.500%, 5/31/2020	419,877
		TOTAL U.S. TREASURIES (IDENTIFIED COST $830,751)	825,910
		EXCHANGE-TRADED FUNDS—9.1%
729,193		iShares Core MSCI Emerging Markets ETF	29,670,863
103,429		iShares Russell 2000 ETF	11,915,021
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $48,499,541)	41,585,884
		INVESTMENT COMPANIES—26.4%[7]
1,178,043		Emerging Markets Fixed Income Core Fund	40,535,537
628,462		Federated Bank Loan Core Fund	6,303,470
1,991,720		Federated Mortgage Core Portfolio	19,737,944
25,093,395		Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[8]	25,093,395
1,511,903		Federated Project and Trade Finance Core Fund	14,121,170
2,468,741		High Yield Bond Portfolio	15,281,509
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $126,008,884)	121,073,025
		TOTAL INVESTMENTS—97.0% (IDENTIFIED COST $452,448,936)[9]	444,347,742
		OTHER ASSETS AND LIABILITIES - NET—3.0%[10]	13,625,386
		TOTAL NET ASSETS—100%	$457,808,094

At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CAC40 10 Euro Short Futures	130	$6,047,600	September 2015	$(54,110)
1DJIA Mini E-CBOT Short Futures	14	$1,155,560	September 2015	$(2,635)
1FTSE 100 Index Short Futures	79	$4,911,430	September 2015	$468,919
[1]Hang Seng Index Short Futures	72	$77,270,400	September 2015	$16,297
1IBEX 35 Index Short Futures	60	$6,149,160	September 2015	$24,540
[1]Japan 10-Year Bond Short Futures	15	$2,219,400,000	September 2015	$(9,461)
[1]Long GILT Short Futures	84	$9,843,960	December 2015	$209,846
1MEX Bolsa Index Short Futures	384	$167,216,640	September 2015	$(146,998)
[1]Mini MSCI Emerging Market Short Futures	645	$26,364,375	September 2015	$297,602
1MSCI Taiwan Index Short Futures	327	$9,842,700	September 2015	$(172,515)
1OMXS 30 Index Short Futures	1,509	$225,670,950	September 2015	$365,312
1TOPIX Index Short Futures	5	$76,675,000	September 2015	$3,048
[1]United States Treasury Notes 10-Year Short Futures	200	$25,412,500	December 2015	$130,162
[1]Amsterdam Index Long Futures	251	$22,326,450	September 2015	$(3,196)
[1]Australia 10-Year Bond Long Futures	72	$9,273,766	September 2015	$33,490
1BIST 30 Long Futures	308	$2,871,330	October 2015	$2,408
[1]Canada 10-Year Bond Long Futures	39	$5,515,380	December 2015	$(16,120)
1DAX Index Long Futures	40	$10,247,000	September 2015	$202,823
[1]Euro BTP Long Futures	21	$2,838,570	September 2015	$(10,911)
[1]Euro BUND Long Futures	86	$13,165,740	September 2015	$(239,684)
[1]Euro STOXX 50 Long Futures	276	$9,022,440	September 2015	$(449,590)
1FTSE/JSE Top 40 Long Futures	472	$208,647,600	September 2015	$(72,726)
1FTSE/MIB Index Long Futures	49	$5,375,545	September 2015	$(19,143)
1KOSPI2 Index Long Futures	103	$11,899,075,000	September 2015	$(30,565)
1MSCI Singapore IX ETS Long Futures	42	$2,713,200	September 2015	$(29,781)
1NIKKEI 225 Long Futures	8	$150,720,000	September 2015	$(10,701)
[1]Russell 2000 Mini Long Futures	10	$1,157,500	September 2015	$1,664
1SGX CNX Nifty Long Futures	283	$4,528,000	September 2015	$7,932
1S&P 500 E-Mini Long Futures	250	$24,615,000	September 2015	$176,837
1S&P/TSX 60 Index Long Futures	48	$7,815,360	September 2015	$224,172
1SPI 200 Long Futures	113	$14,596,775	September 2015	$8,082
[1]Swiss Market Index Long Futures	154	$13,499,640	September 2015	$37,263
[1]United States Treasury Notes 2-Year Long Futures	100	$21,846,875	December 2015	$(61,158)
[1]United States Ultra Bond Long Futures	14	$2,217,688	December 2015	$(35,580)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$845,523
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,344,839,141 and $9,353,160,307, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
Contracts Purchased:
9/2/2015	JPMorgan Chase	9,053,500 AUD	$6,600,635	$(157,711)
9/2/2015	JPMorgan Chase	1,398,500 CAD	$1,059,771	$3,235
9/2/2015	JPMorgan Chase	11,664,500 CAD	$8,840,340	$25,899
9/2/2015	JPMorgan Chase	5,064,500 CHF	$5,440,996	$(201,768)
9/2/2015	JPMorgan Chase	4,242,000 EUR	$4,901,807	$(141,645)
9/2/2015	JPMorgan Chase	1,375,000 GBP	$2,152,309	$(42,371)
9/2/2015	JPMorgan Chase	369,533,000 JPY	$2,971,698	$76,374
9/2/2015	JPMorgan Chase	8,990,500 MXN	$525,500	$12,604
9/2/2015	JPMorgan Chase	34,257,500 NOK	$4,114,827	$26,403
9/2/2015	JPMorgan Chase	11,724,500 NZD	$7,578,007	$(147,020)
9/2/2015	JPMorgan Chase	55,704,000 SEK	$6,584,681	$(4,951)
9/2/2015	JPMorgan Chase	279,000 SGD	$198,048	$(323)
9/2/2015	JPMorgan Chase	5,600,000 TRY	$1,970,228	$(46,606)
9/9/2015	JPMorgan Chase	15,890,500 AUD	$11,341,705	$(37,202)
9/9/2015	JPMorgan Chase	11,664,500 CAD	$8,774,464	$91,414
9/9/2015	JPMorgan Chase	5,350,500 CHF	$5,756,949	$(220,651)
9/9/2015	JPMorgan Chase	500 EUR	$561	$0
9/9/2015	JPMorgan Chase	3,700,000 EUR	$4,150,684	$1,680
9/9/2015	JPMorgan Chase	7,547,000 EUR	$8,466,274	$3,427
9/9/2015	JPMorgan Chase	1,578,500 GBP	$2,486,578	$(64,480)
9/9/2015	JPMorgan Chase	6,670,500 GBP	$10,506,769	$(271,353)
9/9/2015	JPMorgan Chase	201,800,500 JPY	$1,663,773	$852
9/9/2015	JPMorgan Chase	802,533,000 JPY	$6,703,604	$(83,618)
9/9/2015	JPMorgan Chase	87,175,450 MXN	$5,180,866	$34,130
9/9/2015	JPMorgan Chase	13,931,800 NOK	$1,700,591	$(16,695)
9/9/2015	JPMorgan Chase	31,173,500 NOK	$3,826,577	$(58,727)
9/9/2015	JPMorgan Chase	10,963,500 NZD	$7,277,449	$(332,511)
9/9/2015	JPMorgan Chase	25,328,500 SEK	$3,033,162	$(40,965)
9/9/2015	JPMorgan Chase	42,907,000 SEK	$5,230,527	$(161,683)
9/9/2015	JPMorgan Chase	279,000 SGD	$198,063	$(390)
9/9/2015	JPMorgan Chase	6,061,000 SGD	$4,295,505	$(1,248)
9/9/2015	JPMorgan Chase	6,187,500 SGD	$4,378,361	$5,522
9/9/2015	JPMorgan Chase	2,600,000 TRY	$886,118	$5,113
9/9/2015	JPMorgan Chase	3,000,000 TRY	$1,022,377	$5,966
9/9/2015	JPMorgan Chase	4,770,000 TRY	$1,617,522	$17,543
9/9/2015	JPMorgan Chase	13,702,500 TRY	$4,684,065	$12,891
9/16/2015	JPMorgan Chase	18,222,000 CAD	$13,768,873	$81,027
9/16/2015	JPMorgan Chase	8,931,000 GBP	$13,767,028	$(63,548)
9/16/2015	JPMorgan Chase	49,299,000 NOK	$5,962,596	$(4,795)
9/16/2015	JPMorgan Chase	1,600,000 NZD	$1,033,306	$(20,346)
9/16/2015	JPMorgan Chase	1,444,000 SEK	$171,205	$(589)
10/15/2015	Morgan Stanley	1,400,000 AUD	1,327,172 CAD	$(14,567)
10/15/2015	JPMorgan Chase	1,414,879 AUD	950,000 EUR	$(62,056)
10/15/2015	Morgan Stanley	1,538,537 CAD	1,100,000 EUR	$(65,844)
10/15/2015	JPMorgan Chase	2,300,000 CAD	210,400,458 JPY	$11,387
10/15/2015	JPMorgan Chase	1,817,255 CAD	$1,400,000	$(18,844)
10/15/2015	JPMorgan Chase	960,000 EUR	130,566,682 JPY	$254
10/15/2015	JPMorgan Chase	960,000 EUR	131,341,852 JPY	$(6,144)
10/15/2015	BNY Mellon	960,000 EUR	9,031,680 SEK	$10,068

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
10/15/2015	Bank of America, N.A.	825,000 EUR	$906,403	$19,973
10/15/2015	Bank of America, N.A.	825,000 EUR	$911,914	$14,462
10/15/2015	Bank of America, N.A.	825,000 EUR	$913,910	$12,465
10/15/2015	Bank of America, N.A.	825,000 EUR	$914,306	$12,069
10/15/2015	Goldman Sachs	1,100,000 EUR	$1,234,475	$693
10/15/2015	Barclays Bank PLC	1,100,000 EUR	$1,264,054	$(28,887)
10/15/2015	Bank of America, N.A.	1,200,000 EUR	$1,317,300	$30,155
10/15/2015	Bank of America, N.A.	1,600,000 EUR	$1,810,208	$(13,601)
10/15/2015	JPMorgan Chase	4,700,000 EUR	$5,283,925	$(6,391)
10/15/2015	JPMorgan Chase	894,915 GBP	172,216,338 JPY	$(48,566)
10/15/2015	JPMorgan Chase	1,505,085 GBP	290,554,336 JPY	$(89,254)
10/15/2015	Barclays Bank PLC	2,000,000 GBP	388,144,000 JPY	$(135,500)
10/15/2015	HSBC Bank	900,000 GBP	11,480,850 NOK	$(6,007)
10/15/2015	Barclays Bank PLC	1,400,000 GBP	$2,155,146	$(7,351)
10/15/2015	Barclays Bank PLC	2,000,000 GBP	$3,132,480	$(64,201)
10/15/2015	Citibank N.A.	2,300,000 GBP	$3,626,933	$(98,412)
10/15/2015	Bank of America, N.A.	226,687,500 JPY	2,500,000 SGD	$102,977
10/15/2015	JPMorgan Chase	262,570,200 JPY	3,000,000 SGD	$45,532
10/15/2015	JPMorgan Chase	262,570,200 JPY	3,000,000 SGD	$45,532
10/15/2015	JPMorgan Chase	124,304,610 JPY	$1,000,000	$26,022
10/15/2015	JPMorgan Chase	178,542,555 JPY	$1,500,000	$(26,292)
12/15/2015	JPMorgan Chase	2,060,037 AUD	1,400,000 EUR	$(115,306)
12/15/2015	JPMorgan Chase	2,000,000 CAD	189,431,060 JPY	$(45,290)
12/15/2015	JPMorgan Chase	1,200,000 GBP	$1,872,165	$(31,770)
12/15/2015	JPMorgan Chase	1,200,000 GBP	$1,879,463	$(39,067)
12/15/2015	JPMorgan Chase	198,379,280 JPY	$1,600,000	$39,070
12/30/2015	JPMorgan Chase	1,937,052 DKK	260,000 EUR	$(293)
Contracts Sold:
9/2/2015	JPMorgan Chase	9,053,500 AUD	$6,665,188	$222,264
9/2/2015	JPMorgan Chase	1,398,500 CAD	$1,067,303	$4,297
9/2/2015	JPMorgan Chase	11,664,500 CAD	$8,774,590	$(91,649)
9/2/2015	JPMorgan Chase	5,064,500 CHF	$5,184,946	$(54,282)
9/2/2015	JPMorgan Chase	4,242,500 EUR	$4,709,585	$(51,139)
9/2/2015	JPMorgan Chase	1,375,000 GBP	$2,166,105	$56,168
9/2/2015	JPMorgan Chase	369,533,000 JPY	$3,086,533	$38,461
9/2/2015	JPMorgan Chase	8,990,500 MXN	$547,472	$9,368
9/2/2015	JPMorgan Chase	34,257,500 NOK	$4,154,409	$13,179
9/2/2015	JPMorgan Chase	11,724,500 NZD	$7,653,731	$222,744
9/2/2015	JPMorgan Chase	55,704,000 SEK	$6,537,624	$(42,107)
9/2/2015	JPMorgan Chase	279,000 SGD	$198,097	$372
9/2/2015	JPMorgan Chase	2,600,000 TRY	$887,900	$(5,210)
9/2/2015	JPMorgan Chase	3,000,000 TRY	$1,024,430	$(6,081)
9/9/2015	JPMorgan Chase	15,890,500 AUD	$11,580,877	$276,374
9/9/2015	JPMorgan Chase	11,664,500 CAD	$8,813,937	$(51,941)
9/9/2015	JPMorgan Chase	904,500 CHF	$941,555	$5,646
9/9/2015	JPMorgan Chase	4,446,000 CHF	$4,777,539	$177,150
9/9/2015	JPMorgan Chase	3,700,000 EUR	$4,275,906	$123,542
9/9/2015	JPMorgan Chase	7,547,000 EUR	$8,719,941	$250,241
9/9/2015	JPMorgan Chase	1,578,500 GBP	$2,433,340	$11,242
9/9/2015	JPMorgan Chase	6,670,500 GBP	$10,282,924	$47,508
9/9/2015	JPMorgan Chase	1,004,333,500 JPY	$8,259,525	$(25,086)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
9/9/2015	JPMorgan Chase	87,175,450 MXN	$5,089,359	$(125,638)
9/9/2015	JPMorgan Chase	10,847,800 NOK	$1,312,205	$1,063
9/9/2015	JPMorgan Chase	34,257,500 NOK	$4,114,201	$(26,404)
9/9/2015	JPMorgan Chase	4,963,500 NZD	$3,207,220	$63,042
9/9/2015	JPMorgan Chase	6,000,000 NZD	$3,875,786	$75,026
9/9/2015	JPMorgan Chase	12,531,500 SEK	$1,485,542	$5,126
9/9/2015	JPMorgan Chase	55,704,000 SEK	$6,585,564	$4,939
9/9/2015	JPMorgan Chase	12,527,500 SGD	$8,872,657	$(3,156)
9/9/2015	JPMorgan Chase	24,072,500 TRY	$8,167,725	$(83,868)
9/16/2015	JPMorgan Chase	3,798,500 AUD	$2,710,131	$8,850
9/16/2015	JPMorgan Chase	3,424,500 CHF	$3,564,843	$20,600
9/16/2015	JPMorgan Chase	12,279,000 EUR	$13,775,950	$(5,707)
9/16/2015	JPMorgan Chase	336,410,000 JPY	$2,773,737	$(1,651)
9/16/2015	JPMorgan Chase	4,227,000 SGD	$2,994,097	$383
9/16/2015	JPMorgan Chase	19,748,000 TRY	$6,736,320	$(18,570)
9/17/2015	JPMorgan Chase	31,083,000 MXN	$1,846,189	$(12,155)
10/15/2015	Morgan Stanley	1,400,000 AUD	1,334,844 CAD	$20,398
10/15/2015	JPMorgan Chase	1,436,054 AUD	950,000 EUR	$47,020
10/15/2015	Barclays Bank PLC	1,539,010 CAD	1,100,000 EUR	$65,484
10/15/2015	BNY Mellon	2,300,000 CAD	208,497,300 JPY	$(27,096)
10/15/2015	JPMorgan Chase	1,825,567 CAD	$1,400,000	$12,527
10/15/2015	JPMorgan Chase	960,000 EUR	130,359,273 JPY	$(1,966)
10/15/2015	JPMorgan Chase	960,000 EUR	131,327,923 JPY	$6,029
10/15/2015	BNY Mellon	960,000 EUR	8,982,720 SEK	$(15,857)
10/15/2015	Goldman Sachs	550,000 EUR	$620,065	$2,481
10/15/2015	Goldman Sachs	550,000 EUR	$622,179	$4,596
10/15/2015	Bank of America, N.A.	825,000 EUR	$915,420	$(10,956)
10/15/2015	Bank of America, N.A.	825,000 EUR	$916,435	$(9,941)
10/15/2015	JPMorgan Chase	1,100,000 EUR	$1,253,010	$17,843
10/15/2015	Barclays Bank PLC	1,100,000 EUR	$1,284,591	$49,424
10/15/2015	Bank of America, N.A.	1,200,000 EUR	$1,318,080	$(29,375)
10/15/2015	Bank of America, N.A.	1,600,000 EUR	$1,792,104	$(4,503)
10/15/2015	Bank of America, N.A.	1,650,000 EUR	$1,848,446	$(4,306)
10/15/2015	Morgan Stanley	4,700,000 EUR	$5,266,914	$(10,620)
10/15/2015	Barclays Bank PLC	2,000,000 GBP	388,158,000 JPY	$135,615
10/15/2015	JPMorgan Chase	2,400,000 GBP	463,327,200 JPY	$142,413
10/15/2015	HSBC Bank	900,000 GBP	11,481,120 NOK	$6,040
10/15/2015	Barclays Bank PLC	1,400,000 GBP	$2,155,790	$7,995
10/15/2015	Barclays Bank PLC	2,000,000 GBP	$3,140,150	$71,871
10/15/2015	Citibank N.A.	2,300,000 GBP	$3,628,710	$100,189
10/15/2015	Bank of America, N.A.	227,837,500 JPY	2,500,000 SGD	$(112,469)
10/15/2015	JPMorgan Chase	264,126,000 JPY	3,000,000 SGD	$(58,373)
10/15/2015	JPMorgan Chase	265,290,300 JPY	3,000,000 SGD	$(67,984)
10/15/2015	JPMorgan Chase	107,640,000 JPY	$900,000	$11,529
10/15/2015	BNP Paribas SA	117,340,000 JPY	$1,000,000	$31,464
12/15/2015	JPMorgan Chase	1,058,033 AUD	700,000 EUR	$37,819
12/15/2015	JPMorgan Chase	2,000,000 CAD	188,814,400 JPY	$40,195
12/15/2015	JPMorgan Chase	4,000,000 EUR	$4,486,008	$(10,404)
12/15/2015	JPMorgan Chase	1,200,000 GBP	$1,869,810	$29,414
12/15/2015	JPMorgan Chase	1,200,000 GBP	$1,892,078	$51,683
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(708,980)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,516,865 and $2,567,471, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,537. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities—Net.”
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $8,297,364, which represented 1.8% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At August 31, 2015, these liquid restricted securities amounted to $7,214,227, which represented 1.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable, held at August 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$160,493	$86,961
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	03/31/1999	$790,785	$996,176
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated holdings.
8	7-day net yield.
9	At August 31, 2015, the cost of investments for federal tax purposes was $452,478,856. The net unrealized depreciation of investments for federal tax purposes excluding; (a) any unrealized appreciation and depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $8,131,114. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,942,022 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,073,136.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$115,080,801	$—	$—	$115,080,801
International	14,769,121	95,673,840[1]	—	110,442,961
Debt Securities:
Asset-Backed Securities	—	597,997	—	597,997
Collateralized Mortgage Obligations	—	1,010,454	—	1,010,454
Corporate Bonds	—	22,234,977	86,961	22,321,938
Foreign Governments/Agencies	—	31,059,306	—	31,059,306
Mortgage-Backed Securities	—	245,409	—	245,409
Municipal Bond	—	104,057	—	104,057
U.S. Treasury	—	825,910	—	825,910
Exchange-Traded Funds	41,585,884	—	—	41,585,884
Investment Companies[2]	25,093,395	95,979,630[3]	—	121,073,025
TOTAL SECURITIES	$196,529,201	$247,731,580	$86,961	$444,347,742
OTHER FINANCIAL INSTRUMENTS[4]	$845,523	$(708,980)	$—	$136,543
1	Includes $78,394,961 of international common stocks transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the investments at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Includes $77,684,359 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
4	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust(s)
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015